General and Administration Expenses, Other (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other General and Administration Expenses [Abstract]
Seanergy's executive office expenses	$ 71	$ 96	$ 136
MCS office rent	40	86	112
Travel and trasportation	90	128	132
Subscriptions	23	52	94
Other	367	247	662
Total	$ 591	$ 609	$ 1,136